Major Expense Classifications Comprising of Other Expense Line Item in Income Statement (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Component Of Other Expense Income Nonoperating [Line Items]
Intangible amortization	$ 0	$ 76,955	$ 184,691
Advertising	621,216	636,652	730,496
Office supplies	563,706	487,581	563,611
Legal and audit fees	393,997	458,731	446,699
FDIC and state assessments	69,282	1,270,792	1,152,049
Telephone expense	442,781	430,695	435,015
Loan collection expense	554,542	378,576	371,071
Other losses	462,475	354,279	302,493
Debit card / ATM expense	830,396	815,960	742,488
Travel and convention	200,684	194,541	278,676
Other expenses	3,081,797	2,770,430	2,671,150
Total other expense	$ 7,220,876	$ 7,875,192	$ 7,878,439